INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS
	As of December 31, 2022	As of December 31, 2021
E-commerce platform beginning balance	6,002	-
Addition	$25,244	$6,002
Written off	(31,246)	-
Total intangible assets	$-	$6,002